INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Process Material Stockpiles	$ 1,661	$ 1,083
Concentrate Inventory	3,263	2,467
Materials And Supplies	2,249	1,629
Inventories	$ 7,173	$ 5,179